Property and equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment

Property and equipment by asset category is as follows:

	As of March 31,
	2014		2015		2015
	(In millions)
Land and premises	Rs.	14,659.9	Rs.	15,339.0	US$	246.2
Software and systems		13,150.2		16,123.2		258.8
Equipment and furniture		44,907.5		49,270.1		790.7

Property and equipment, at cost		72,717.6		80,732.3		1,295.7
Less: Accumulated depreciation		41,348.5		47,376.4		760.4

Property and equipment, net	Rs.	31,369.1	Rs.	33,355.9	US$	535.3